DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.6%
6,409,650	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	6,425,629
7,000,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	7,105,070
4,083,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	4,097,003
6,493,649	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	6,656,113
4,220,045	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	4,266,187
4,211,882	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	4,317,272
7,522,516	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	7,660,848
4,341,197	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,314,195
10,718,298	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	10,801,858
7,999,974	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	8,030,064
5,160,906	CLUB Credit Trust, Series 2018-P3-A	3.82%	^	01/15/2026	5,211,285
9,884,519	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	2.99%	^	12/26/2047	9,695,096
1,492,500	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	1,528,387
5,300,000	Element Rail Leasing LLC, Series 2014-1A-A2	3.67%	^	04/19/2044	5,314,288
5,000,000	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	5,012,665
14,965,200	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	15,391,166
5,400,000	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	5,458,228
10,633,827	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	10,655,722
8,817,777	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	9,194,171
3,901,807	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	4,029,209
14,065,774	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	14,015,165
4,887,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,008,608
2,810,960	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	2,854,589
17,222,787	MACH 1 Cayman 2019-1 Ltd., Series 2019-1-A	3.47%	^	10/15/2039	17,265,999
2,059,862	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	2,116,595
3,000,000	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28%	^	09/20/2040	2,985,605
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,640,807
9,769,348	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	10,092,193
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.64%	^	09/20/2049	5,030,694
4,821,429	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	4,855,579
20,000,000	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	20,298,020
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	6,064,630
5,000,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88%	^	10/25/2049	5,032,655
5,408,902	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	5,528,439
380,661	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	382,049
470,821	SoFi Consumer Loan Program LLC, Series 2017-1-A	3.28%	^	01/26/2026	472,325
171,911	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	172,605
3,721,381	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78%	^	09/25/2026	3,735,632
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	512,420
2,938,502	SoFi Professional Loan Program LLC, Series 2016-A-A2	2.76%	^	12/26/2036	2,948,825
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,166,377
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	2,087,925
529,615	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	540,276
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08%	^	10/25/2044	2,997,927
3,736,017	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,818,135
3,785,714	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	3,864,264
4,880,186	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	5,109,679
5,000,000	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61%	^	02/01/2055	4,978,150
2,277,707	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,286,911
9,466,667	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	9,540,386
3,495,739	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	3,588,139
12,761,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	13,163,412
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,047,000
13,258,350	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	13,092,607
5,646,036	Wildcat LLC, Series 2017-1A-A	4.12%	Þ	06/30/2027	5,645,472

Total Asset Backed Obligations (Cost $328,895,258)					333,104,550

Bank Loans - 2.5%
3,038,671	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/19/2026	3,045,872
805,754	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		02/16/2023	808,848
1,303,678	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.44%		02/27/2025	1,304,766
878,363	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.81%		10/13/2025	888,793
7,394	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.69%		11/22/2023	7,415
1,930,822	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	1,939,269
524,643	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		07/31/2026	530,327
923,025	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.75%		01/05/2026	929,948
1,310,504	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.04%		04/28/2022	1,287,774
1,573,394	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		04/22/2024	1,382,950
249,361	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		11/17/2025	251,914
809,495	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		08/17/2026	817,805
2,020,000	Aldevron LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		10/13/2026	2,045,250
819,439	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/01/2025	824,561
1,599,687	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		02/27/2023	1,603,686
1,252,690	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/04/2024	1,261,791
1,774,075	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.99%		05/09/2025	1,779,841
140,541	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	141,565
1,419,459	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	1,429,807
1,652,695	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.70%		06/13/2024	1,644,663
325,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.45%		06/16/2025	318,849
2,243,055	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.55%		07/31/2024	2,265,485
697,806	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		12/15/2023	701,201
909,264	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	816,065
1,995,723	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.19%		09/19/2024	2,005,542
730,000	Aramark Services, Inc., Senior Secured First Lien Term Loan	3.66%	±	12/09/2026	734,792
1,895,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.45%		03/11/2025	1,905,659
653,175	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		03/20/2024	632,489
2,085,045	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		07/12/2024	2,101,340
2,083,585	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.30%		10/22/2024	2,093,222
465,095	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		08/04/2025	471,897
1,837,797	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		11/03/2023	1,850,928
1,565,488	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.40%		02/11/2026	1,575,922
1,885,736	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		02/27/2026	1,898,314
728,347	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		11/21/2024	735,932
1,165,927	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.99%		12/16/2024	1,147,564
743,138	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/24/2026	748,365
464,066	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.80%		09/25/2024	463,583
1,423,750	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		11/27/2025	1,433,097
500,095	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.74%		06/02/2025	503,585
380,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.80%		10/21/2024	384,989
235,867	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.72%		10/03/2022	237,046
2,323,325	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.22%		07/01/2026	2,332,851
1,639,297	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		02/02/2024	1,652,616
1,888,533	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		06/16/2025	1,892,074
1,960,150	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		09/30/2024	1,973,175
862,278	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/02/2025	854,539
1,661,961	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		05/21/2025	1,429,287
763,988	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		06/28/2024	454,573
376,292	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		06/28/2024	223,894
1,177,544	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.30%		08/01/2025	1,187,476
1,095,000	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%		11/02/2026	1,106,257
2,598,372	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		12/23/2024	2,606,764
219,450	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/12/2026	221,079
1,990,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.20%		04/06/2026	2,004,427
1,580,000	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/30/2026	1,592,245
1,918,433	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/16/2023	1,925,033
1,986,461	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.93%		11/01/2024	1,971,314
963,094	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		05/18/2026	968,511
1,386,107	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.05%		06/07/2023	1,329,055
2,533,299	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		10/04/2024	2,554,110
785,993	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		03/01/2024	789,923
393,025	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		05/16/2024	396,218
819,132	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/07/2023	825,787
1,591,918	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/31/2025	1,599,878
804,809	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		10/02/2024	810,680
319,200	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/21/2026	321,508
1,014,004	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		09/18/2024	963,623
1,541,213	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		12/20/2024	1,540,573
768,168	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.04%		06/02/2025	596,352
834,929	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		11/17/2025	829,085
1,179,105	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		07/17/2025	1,182,872
526,025	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		01/15/2026	527,472
1,436,400	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		04/15/2027	1,445,076
1,335,280	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.03%		07/03/2020	1,298,560
1,638,190	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		11/29/2024	1,639,418
488,729	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		03/17/2025	490,867
1,339,294	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.74%		05/01/2024	1,190,304
1,307,751	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		02/13/2025	1,306,463
3,067,901	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/19/2025	3,093,226
893,258	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		02/01/2024	898,983
1,267,307	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		06/06/2025	1,263,081
1,170,000	Diamond BC B.V.,Guaranteed Senior Secured First Lien Term Loan	4.91%	±	09/06/2024	1,149,232
359,100	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.03%		08/24/2026	359,400
707,828	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.16%		05/27/2024	635,983
1,220,000	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		10/16/2026	1,226,100
437,889	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	441,479
235,424	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	237,354
560,987	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.55%		08/22/2025	565,719
1,488,769	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/01/2026	1,496,912
1,901,388	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.74%		11/15/2024	1,907,330
677,915	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		12/12/2025	652,070
828,855	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.96%		02/06/2025	827,218
1,342,136	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		10/10/2025	1,151,439
1,919,029	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		03/08/2024	1,929,651
850,883	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	858,975
1,879,641	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		12/02/2024	1,878,475
331,965	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/29/2024	328,783
529,304	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.60%		05/02/2023	534,597
1,909,626	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/31/2025	1,919,976
1,609,374	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.05%		10/01/2025	1,625,066
835,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		06/30/2025	830,825
820,000	Flex Acquisition, Senior Secured First Lien Term Loan	4.91%	±	12/29/2023	815,387
785,558	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		08/01/2024	657,202
1,883,371	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.30%		02/26/2025	1,891,611
2,394,784	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.66%	Ω	03/28/2022	1,062,254
1,588,950	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		12/08/2025	1,599,874
1,019,409	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/25/2023	999,872
859,140	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.31%		08/18/2025	868,805
801,484	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.99%		05/02/2025	693,284
535,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		03/01/2024	214,000
1,160,000	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.91%		11/06/2026	1,172,632
1,928,464	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/01/2023	1,937,499
1,924,012	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.56%		07/02/2025	1,936,643
1,011,227	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.31%		02/19/2026	1,015,651
1,801,647	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.55%		02/15/2024	1,813,709
1,630,397	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.24%		10/22/2025	1,653,499
710,612	Golden Nugget, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.72%		10/04/2023	714,005
30,896	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.55%		10/04/2023	31,044
803,300	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.68%		10/04/2023	807,136
1,815,923	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		10/10/2025	1,830,296
1,479,755	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		02/12/2025	1,477,905
2,420,332	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.20%		01/02/2026	2,439,053
55,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		11/15/2027	55,536
995,229	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/02/2025	837,416
580,005	Gulf Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.20%		08/25/2023	456,806
987,576	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.95%		08/25/2023	777,805
804,004	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.30%		08/18/2023	802,195
483,811	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/05/2024	481,392
1,815,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%	6.30%		08/06/2026	1,810,081
666,563	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/17/2023	671,975
776,100	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.60%		07/01/2026	780,951
840,000	H-Food Holdings LLC, Senior Secured First Lien Term Loan	5.60%	±	05/17/2025	834,120
3,148,995	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.54%		06/22/2026	3,174,124
832,886	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		07/21/2025	812,064
1,915,851	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.30%		07/01/2024	1,929,473
488,254	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	8.80%		07/07/2025	495,883
441,350	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		06/29/2026	445,488
639,024	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.69%		05/01/2026	645,280
1,561,132	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		08/05/2022	1,569,772
800,000	Inmarsat PLC, Senior Secured First Lien Term Loan	6.41%	±	09/23/2026	805,936
794,533	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		11/27/2023	797,298
689,762	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.06%		11/21/2024	662,172
1,826,316	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.69%		01/17/2025	1,837,731
2,086,745	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.22%		02/05/2025	2,102,834
786,836	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		12/01/2025	773,723
2,578,439	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		01/02/2026	2,576,015
1,844,790	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		08/18/2022	1,857,159
2,466,363	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.80%		05/01/2026	2,492,050
1,154,045	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		10/20/2023	811,444
583,277	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.06%		09/19/2026	588,200
1,245,842	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		04/25/2025	1,258,301
1,430,000	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.72%		12/11/2026	1,444,686
795,216	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.81%		07/02/2025	802,174
885,191	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		06/30/2022	800,434
1,676,199	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.79%		05/15/2023	1,650,218
1,861,388	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/01/2023	1,873,319
499,245	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/01/2027	501,587
1,846,304	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		06/10/2022	1,854,095
446,454	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		03/24/2025	446,456
1,572,346	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		05/22/2026	1,559,578
1,632,551	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		02/18/2025	1,518,272
997,463	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		08/29/2025	1,004,943
145,026	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.05%	&	03/20/2025	141,763
1,137,954	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		03/20/2025	1,112,350
553,128	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.94%	Ω	05/12/2025	328,558
150,777	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%	&	08/31/2026	151,036
602,633	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		08/31/2026	603,669
644,488	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.44%		03/02/2026	648,829
1,266,302	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/21/2025	1,273,773
2,509,434	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		03/27/2026	2,478,066
76,997	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.41%	&±	05/14/2026	77,447
1,532,248	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		05/14/2026	1,541,189
1,488,369	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		11/29/2024	1,479,304
816,081	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		11/28/2025	774,596
446,338	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%	±	11/30/2026	451,987
58,662	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%	±	11/30/2026	59,404
1,372,840	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.69%		06/07/2023	1,356,901
770,782	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		10/19/2026	780,421
538,650	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/28/2026	545,383
1,361,250	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/20/2025	1,340,831
1,950,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		09/18/2026	1,963,630
967,064	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.74%		08/14/2026	970,792
533,663	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	538,100
396,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		10/24/2025	390,389
646,614	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		04/30/2026	650,051
834,628	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		09/27/2024	821,065
515,960	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.30%		05/29/2026	520,206
1,292,682	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.05%		10/15/2025	1,299,792
1,986,514	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.74%		03/11/2022	1,969,231
816,172	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/24/2026	821,868
810,420	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		04/12/2025	811,174
826,628	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/29/2024	826,628
1,856,304	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.49%		12/06/2024	1,868,193
959,380	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		03/06/2025	864,401
911,625	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		03/11/2026	907,067
1,150,000	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		07/31/2026	1,152,697
1,211,963	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan	4.94%	±	09/23/2026	1,217,192
973,976	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.54%		03/07/2025	967,587
2,109,304	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.49%		04/26/2024	2,117,224
1,260,281	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.80%		02/01/2024	1,266,664
688,801	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor) (6 Month LIBOR USD + 4.75%, 1.00% Floor)	6.71%		07/09/2025	693,395
808,592	(12 Month LIBOR USD + 4.75%, 1.00% Floor)	6.62%		07/09/2025	813,985
1,259,535	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.20%		11/14/2025	1,271,343
1,589,815	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		05/30/2025	1,585,841
1,629,122	RentPath, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	6.66%	Ω	12/17/2021	907,128
1,255,195	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/06/2023	1,260,693
1,169,166	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/27/2023	1,180,314
1,633,500	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	1,640,900
1,520,740	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		08/14/2024	1,526,975
380,185	(1 Month LIBOR USD + 2.75%)	4.55%		08/14/2024	381,744
1,765,650	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.30%		11/01/2024	1,323,046
1,928,279	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/31/2025	1,931,895
1,945,278	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%)	4.58%		03/06/2025	1,951,969
505,000	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.56%		11/05/2026	507,947
1,583,774	Severin Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.89%		08/01/2025	1,579,316
2,563,575	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		09/30/2026	2,575,995
600,000	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.16%		06/13/2025	599,499
1,557,175	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		04/17/2026	1,566,518
1,213,411	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		01/23/2025	1,220,242
1,535,671	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/05/2024	1,547,803
806,732	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.91%		06/26/2025	800,278
1,276,552	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/03/2023	1,280,643
1,796,313	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		09/30/2022	1,802,735
1,270,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan	6.29%	±	12/11/2026	1,276,750
2,195,138	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/27/2025	2,211,601
752,378	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/30/2022	470,842
1,298,521	Speedcast International Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		05/15/2025	1,005,276
1,912,517	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.31%		02/02/2024	1,899,130
1,841,433	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		04/16/2025	1,856,128
978,177	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.69%		04/16/2026	963,568
784,369	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.96%		10/01/2025	786,004
846,239	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		07/10/2025	854,900
460,000	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.19%		10/01/2026	464,968
261,000	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		10/01/2024	250,996
465,705	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.80%		04/01/2025	401,670
553,014	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.16%		05/29/2026	558,544
105,336	(1 Month LIBOR USD + 3.25%)	5.05%		05/29/2026	106,389
450,000	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		02/06/2024	366,469
1,000,000	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.63%		12/07/2026	1,006,460
2,317,487	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.55%		05/01/2024	2,335,355
550,000	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan	6.15%	±	12/17/2026	556,190
1,255,947	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.79%		02/06/2026	1,268,507
1,864,494	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.04%		07/21/2025	1,878,282
1,167,619	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/28/2025	1,151,143
1,921,266	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		02/01/2023	1,791,580
462,842	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/13/2026	465,288
2,545,637	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		06/09/2023	2,558,098
1,914	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/30/2025	1,922
783,013	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		01/25/2024	787,906
1,057,034	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		05/29/2026	991,498
827,888	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/17/2024	806,437
64,666	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/13/2023	64,723
1,082,292	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		04/04/2025	1,083,450
2,552,836	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		04/29/2026	2,573,220
795,613	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		08/13/2026	801,581
847,875	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		05/04/2026	854,633
775,000	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/22/2025	666,016
829,500	United Rentals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	835,871
335,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		07/01/2026	336,884
623,700	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	629,937
495,000	Univision Communications, Inc., Guaranteed Senior Secured First Lien Term Loan	4.66%	±	03/15/2024	489,882
680,000	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		11/20/2026	685,950
490,384	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/24/2024	489,771
2,563,575	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/14/2026	2,578,405
1,251,384	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		12/08/2023	1,249,044
458,434	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.43%		10/28/2024	429,019
496,637	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		10/28/2024	464,770
2,041,831	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/27/2025	2,060,544
1,989,957	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/02/2025	1,971,301
2,569,644	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.79%		12/20/2024	2,585,331
623,127	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		07/01/2026	628,287
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		01/31/2028	503,782
597,431	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.49%		12/31/2025	601,843
2,546,942	(1 Month LIBOR USD + 1.75%)	3.55%		12/31/2025	2,565,751
801,545	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		05/06/2026	806,367
1,338,275	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		02/05/2026	1,351,243
801,356	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		10/10/2025	801,873
1,291,763	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.94%		08/03/2026	1,300,760
1,900,062	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		12/02/2024	1,906,009
1,950,834	WP CPP Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		04/30/2025	1,941,080
485,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		09/30/2026	488,286

Total Bank Loans (Cost $327,105,210)					322,886,047

Collateralized Loan Obligations - 2.7%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.50%	^	07/15/2026	875,872
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	4.55%	^	04/17/2031	932,391
3,000,000	ALM LLC, Series 2013-7RA-CR (3 Month LIBOR USD + 4.04%)	6.04%	^	10/15/2028	3,001,015
3,800,000	ALM LLC, Series 2013-8A-CR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	5.95%	^	10/15/2028	3,801,685
7,500,000	Anchorage Capital LLC, Series 2019-13A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	4.00%	^	04/15/2032	7,511,791
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	4.60%	^	04/15/2031	958,678
11,360	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.95%	^	01/19/2025	11,364
2,950,000	Apidos Ltd., Series 2013-16A-BR (3 Month LIBOR USD + 1.95%)	3.92%	^	01/19/2025	2,954,555
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	4.95%	^	07/16/2031	1,464,637
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.51%	^	05/28/2030	5,003,511
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	5.60%	^	01/15/2028	4,503,765
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/20/2030	4,886,361
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.57%	^	01/20/2031	3,244,494
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	5.60%	^	07/18/2029	3,251,015
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	4.60%	^	04/15/2031	1,860,038
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.87%	^	07/20/2029	4,912,361
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.90%	^	10/15/2030	1,948,719
3,000,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2031	3,008,223
2,250,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2031	2,252,798
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%, 4.15% Floor)	6.12%	^	01/20/2029	2,941,634
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	4.57%	^	04/20/2031	3,726,185
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.01%	^	11/15/2030	1,872,623
2,000,000	Bristol Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.10%)	6.10%	^	04/15/2029	2,000,929
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.00%	^	07/15/2030	4,415,102
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.69%	^	01/30/2031	2,514,267
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	5.65%	^	04/15/2029	1,500,460
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	4.80%	^	07/15/2031	2,899,010
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	5.60%	^	07/15/2030	1,500,467
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.90%	^	07/15/2031	3,887,043
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	4.77%	^	10/20/2027	2,293,550
10,000,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.39%	^	04/20/2032	10,040,445
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	4.60%	^	04/17/2030	3,099,900
2,150,000	CRMN Mortgage Trust, Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	5.85%	^	01/18/2029	2,152,157
10,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.31%	^	07/20/2030	10,017,677
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2029	10,006,596
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.01%	^	08/15/2031	2,969,553
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DRR (3 Month LIBOR USD + 3.55%, 3.55% Floor)	5.52%	^	07/20/2029	2,202,017
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	4.46%	^	05/15/2031	1,898,080
10,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.07%	^	04/20/2031	10,041,959
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.90%	^	07/15/2030	2,193,289
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	4.95%	^	10/15/2030	1,961,180
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	8.40%	^	10/15/2030	4,029,868
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.32%	^	04/20/2029	2,002,463
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	4.82%	^	04/20/2030	4,845,717
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	4.40%	^	01/18/2031	3,310,045
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	5.27%	^	01/20/2030	1,992,615
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.61%	^	08/01/2025	738,805
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.60%	^	10/22/2025	1,499,740
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	3.74%	^	04/28/2031	4,987,135
9,250,000	Hayfin Kingsland Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.25%, 2.25% Floor)	4.19%	^	04/28/2031	9,264,863
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	3.44%	^	01/28/2030	1,454,117
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.87%	^	07/20/2030	2,345,762
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	10/15/2030	1,426,232
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	4.72%	^	07/20/2031	3,748,793
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	5.45%	^	07/15/2027	1,963,124
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	4.77%	^	10/20/2027	1,914,705
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.92%	^	10/20/2030	3,034,725
4,000,000	LCM Ltd., Series 30A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	5.72%	^	04/20/2031	4,000,568
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.90%	^	10/22/2030	3,910,689
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.39%	^	01/27/2026	2,005,440
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.38%	^	01/27/2026	1,240,685
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	7.47%	^	04/20/2026	978,957
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/21/2030	4,868,752
3,750,000	Madison Park Funding Ltd., Series 2019-34A-D (3 Month LIBOR USD + 3.70%, 3.70% Floor)	5.64%	^	04/25/2031	3,766,573
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	4.85%	^	10/18/2031	3,883,761
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	4.61%	^	11/15/2028	1,469,433
2,500,000	Marble Point Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.80%)	3.80%	^	10/15/2030	2,492,502
2,000,000	MDPK, Series 2018-32A-D (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.05%	^	01/22/2031	2,005,467
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.02%	^	10/20/2030	980,822
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.90%	^	10/17/2027	3,379,059
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.07%	^	10/19/2031	2,389,844
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.82%	^	01/19/2032	2,001,710
4,000,000	Newark BSL Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	5.94%	^	12/21/2029	4,001,789
2,000,000	Newark BSL Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	5.59%	^	07/25/2030	2,000,608
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	5.12%	^	12/12/2030	5,918,353
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.00%	^	07/15/2029	5,602,170
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	07/17/2030	1,913,884
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	5.67%	^	07/19/2030	6,913,574
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	5.86%	^	02/14/2031	2,255,758
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	7.40%	^	01/22/2030	2,245,227
2,193,659	Octagon Investment Partners Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.25%)	6.19%	^	01/24/2028	2,195,326
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	4.95%	^	07/15/2030	9,664,755
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	5.47%	^	03/17/2030	4,000,916
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.17%	^	03/17/2030	1,739,192
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	4.79%	^	07/25/2030	2,379,021
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.02%	^	10/20/2030	1,961,713
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.60%	^	01/15/2030	9,379,781
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.05%	^	10/15/2031	2,942,966
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	4.65%	^	04/15/2028	2,477,054
2,387,318	Taconic Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.05%)	6.02%	^	01/20/2029	2,388,880
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.37%	^	10/20/2026	2,002,674
1,000,000	VERDE, Series 2019-1A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	5.80%	^	04/15/2032	1,001,244
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	4.80%	^	04/18/2031	2,839,463
2,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	5.52%	^	07/20/2030	2,000,638
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.75%	^	07/15/2031	3,853,189
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	07/18/2031	2,015,378
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	01/15/2031	819,032
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	4.84%	^	07/15/2028	2,898,236
3,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	5.75%	^	04/18/2029	3,002,359
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	5.15%	^	10/15/2030	2,854,323
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.90%	^	07/15/2030	3,725,350
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.00%	^	07/15/2030	2,294,231
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.92%	^	01/20/2031	2,748,343
10,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.10%	^	04/15/2031	10,005,065

Total Collateralized Loan Obligations (Cost $349,384,279)					342,490,859

Foreign Corporate Bonds - 11.9%
3,900,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,996,951
437,000	Adecoagro S.A.	6.00%		09/21/2027	438,355
16,915,000	AerCap Global Aviation Trust	3.50%		01/15/2025	17,434,952
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	236,252
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,597,466
5,850,000	AES Dominicana	7.95%		05/11/2026	6,225,029
1,700,000	AES Gener S.A.	5.00%		07/14/2025	1,771,591
2,600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	2,668,900
9,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	9,777,004
3,900,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,100,034
4,200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.92%)	6.35%		10/07/2079	4,311,300
4,250,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	4,777,414
5,700,000	AI Candelaria Spain SLU	7.50%		12/15/2028	6,407,356
1,700,000	AJE Corporation B.V.	6.50%		05/14/2022	1,675,880
1,170,000	Aker BP ASA	4.75%	^	06/15/2024	1,216,788
1,750,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	1,897,612
2,275,000	Altice France S.A.	7.38%	^	05/01/2026	2,446,740
14,120,000	Anglo American Capital PLC	4.50%	^	03/15/2028	15,127,965
540,000	ARD Finance S.A. (7.25% PIK)	6.50%	^	06/30/2027	559,332
1,445,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	1,519,056
490,000	Ardagh Packaging Finance, Inc.	4.13%	^	08/15/2026	503,168
975,000	Ardagh Packaging Finance, Inc.	5.25%	^	08/15/2027	1,028,011
11,249,000	AstraZeneca PLC	6.45%		09/15/2037	15,899,338
1,775,000	Avation Capital S.A.	6.50%	^	05/15/2021	1,848,929
2,305,000	Avolon Holdings Funding Ltd.	5.25%	^	05/15/2024	2,522,811
10,955,000	Avolon Holdings Funding Ltd.	3.95%	^	07/01/2024	11,429,899
9,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	9,077,670
4,300,000	Banco Bradesco S.A.	5.75%		03/01/2022	4,542,185
15,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	16,439,455
2,400,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,543,004
5,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	5,177,785
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,055,010
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,325,541
1,000,000	Banco del Estado de Chile	2.67%	^	01/08/2021	1,003,360
17,500,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	17,788,925
1,000,000	Banco General S.A.	4.13%		08/07/2027	1,052,858
1,000,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	1,013,760
2,247,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,826,468
10,203,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	8,293,483
2,521,000	Banco Mercantil de Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	2,694,344
13,423,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	14,369,791
1,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	1,068,760
2,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	2,591,519
6,100,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	6,395,515
500,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	512,705
5,000,000	Banco Nacional de Desenvolvimento Economico e Social	4.75%		05/09/2024	5,320,875
350,000	Banco Safra S.A.	4.13%		02/08/2023	359,774
300,000	Banco Santander	3.88%		09/20/2022	309,911
13,400,000	Banco Santander (3 Month LIBOR USD + 1.09%)	3.00%		02/23/2023	13,492,850
3,000,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	3,222,322
5,842,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	5,978,411
6,500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	6,605,625
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,532,055
1,500,000	Banistmo S.A.	3.65%		09/19/2022	1,519,233
12,510,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	13,058,563
16,320,000	Bank of New Zealand	3.50%	^	02/20/2024	17,058,258
12,070,000	Bank of Nova Scotia	3.40%		02/11/2024	12,645,416
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,300,012
17,510,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	3.28%		05/16/2024	17,719,010
1,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,913,080
21,500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	21,742,628
1,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,215,429
700,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	734,195
5,650,000	BBVA Colombia S.A.	4.88%		04/21/2025	6,054,964
1,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	1,001,386
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	17,071,148
2,100,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,183,895
500,000	Bharat Petroleum Corporation Ltd.	4.00%		05/08/2025	515,013
16,195,000	BNP Paribas S.A.	3.38%	^	01/09/2025	16,815,838
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	3.07%	^	09/26/2023	13,492,602
1,010,000	Bombardier, Inc.	6.00%	^	10/15/2022	1,012,222
1,120,000	Bombardier, Inc.	7.88%	^	04/15/2027	1,155,028
8,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	8,747,436
7,000,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	7,470,820
2,450,000	C&W Senior Financing DAC	7.50%		10/15/2026	2,658,697
2,000,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	2,170,365
15,500,000	C&W Senior Financing DAC	6.88%		09/15/2027	16,610,614
1,000,000	Cable Onda S.A.	4.50%	^	01/30/2030	1,054,850
425,000	Calfrac Holdings LP	8.50%	^	06/15/2026	175,323
400,000	Camelot Finance S.A.	4.50%	^	11/01/2026	411,750
11,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	12,048,945
1,200,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,268,310
5,300,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	5,517,008
7,021,000	Cenovus Energy, Inc.	5.40%		06/15/2047	8,192,863
1,085,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	2.79%		10/09/2024	1,088,022
5,000,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	5,187,457
13,100,000	CNOOC Finance Ltd.	3.00%		05/09/2023	13,331,927
6,700,000	CNOOC Finance Ltd.	3.50%		05/05/2025	7,007,224
900,000	CNPC General Capital Ltd.	3.95%		04/19/2022	932,211
2,000,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,056,099
1,900,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	1,925,546
4,100,000	Comcel Trust	6.88%		02/06/2024	4,211,089
20,349,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	22,199,436
14,755,000	Commonwealth Bank of Australia	4.32%	^	01/10/2048	15,972,742
2,475,000	Connect Finco LLC	6.75%	^	10/01/2026	2,638,969
5,000,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	5,514,238
6,610,000	Cosan Overseas Ltd.	8.25%	†	02/05/2020	6,888,909
15,665,000	Credit Agricole S.A.	3.75%	^	04/24/2023	16,386,549
15,120,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.13%	^	06/12/2024	15,308,757
8,800,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	10,041,966
6,550,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	6,908,252
5,593,000	CSN Islands Corporation	7.00%	†	03/23/2020	5,157,837
3,800,000	CSN Resources S.A.	7.63%		02/13/2023	4,058,761
500,000	CSN Resources S.A.	7.63%		04/17/2026	533,423
6,800,000	CSN Resources S.A.	7.63%	^	04/17/2026	7,254,546
3,200,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	2.56%		07/25/2022	3,215,987
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,130,458
12,650,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	12,769,163
785,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	819,045
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,856,567
11,157,526	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	1,735,163
5,400,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	5,490,045
3,000,000	ECL S.A.	5.63%		01/15/2021	3,095,783
2,060,000	eG Global Finance PLC	8.50%	^	10/30/2025	2,190,470
3,000,000	El Puerto de Liverpool S.A.B. de C.V.	3.95%		10/02/2024	3,095,025
2,200,000	Embotelladora Andina S.A.	5.00%		10/01/2023	2,353,200
5,000,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	5,704,725
3,001,684	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,097,639
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,746,193
2,141,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	2,275,532
5,464,997	ENA Norte Trust	4.95%		04/25/2023	5,658,595
2,450,000	Energuate Trust	5.88%		05/03/2027	2,536,601
2,400,000	Engie Energia Chile S.A.	4.50%		01/29/2025	2,549,451
8,200,000	ENTEL Chile S.A.	4.75%		08/01/2026	8,695,474
4,100,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	4,124,404
1,682,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	2.80%		11/20/2023	1,692,835
2,900,000	Export-Import Bank of India	4.00%		01/14/2023	3,007,035
2,100,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,428,125
10,248,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	10,758,581
13,252,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	13,750,275
2,000,000	Fresnillo PLC	5.50%		11/13/2023	2,173,350
15,175,000	Geopark Ltd.	6.50%		09/21/2024	15,864,324
1,025,000	GFL Environmental, Inc.	5.38%	^	03/01/2023	1,058,312
1,535,000	GFL Environmental, Inc.	5.13%	^	12/15/2026	1,617,706
930,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	1,024,720
4,250,000	Gilex Holding Sarl	8.50%		05/02/2023	4,575,869
1,600,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,722,680
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,548,615
3,400,000	Global Bank Corporation	4.50%		10/20/2021	3,510,194
11,550,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	12,430,687
294,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	306,149
2,565,000	GNL Quintero S.A.	4.63%		07/31/2029	2,729,436
10,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	10,501,840
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	9,482,318
300,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	270,975
3,500,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	3,282,501
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	209,064
5,000,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	5,313,000
3,600,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	3,006,036
2,490,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,079,175
2,873,618	Guanay Finance Ltd.	6.00%		12/15/2020	2,916,723
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,242,417
2,136,000	GW Honos Security Corporation	8.75%	^	05/15/2025	2,226,759
21,080,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	3.27%		09/12/2026	21,360,982
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,025,051
8,000,000	Imperial Brands Finance PLC	3.50%	^	07/26/2026	8,049,693
3,908,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,090,399
12,867,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	13,995,629
5,084,000	Industrial Senior Trust	5.50%		11/01/2022	5,321,880
8,200,000	Inkia Energy Ltd.	5.88%		11/09/2027	8,563,752
1,585,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	1,364,883
1,485,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	1,355,679
3,732,775	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,434,153
1,192,690	Invepar Holdings	0.00%	ÞΩ	12/30/2028	51,002
3,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	3,105,234
5,000,000	Inversiones CMPC S.A.	4.75%		09/15/2024	5,311,709
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,322,058
2,500,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	2,651,025
9,500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	10,073,800
7,000,000	JBS Investments GMBH	7.00%	^	01/15/2026	7,627,550
2,500,000	JBS Investments GMBH	5.75%	^	01/15/2028	2,640,875
12,190,000	JSL Europe S.A.	7.75%		07/26/2024	13,172,453
1,395,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	1,336,291
3,049,000	Latam Finance Ltd.	6.88%		04/11/2024	3,227,656
8,000,000	Latam Finance Ltd.	7.00%	^	03/01/2026	8,674,760
2,201,011	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,553,960
15,040,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	15,705,822
7,905,600	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	9,218,997
7,150,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	7,318,632
7,884,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	8,284,709
1,100,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	2.70%		08/16/2024	1,104,966
15,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	15,265,650
400,000	MARB BondCo PLC	7.00%		03/15/2024	417,834
15,910,000	MARB BondCo PLC	6.88%		01/19/2025	16,923,706
1,060,000	MEG Energy Corporation	7.00%	^	03/31/2024	1,068,835
7,382,880	Mexico Generadora de Energia	5.50%		12/06/2032	7,994,607
3,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	3,117,495
1,300,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	1,441,895
1,900,000	Millicom International Cellular S.A.	6.63%		10/15/2026	2,107,385
4,500,000	Millicom International Cellular S.A.	5.13%		01/15/2028	4,731,109
7,250,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	8,010,090
8,715,000	Minejesa Capital B.V.	4.63%		08/10/2030	9,041,291
5,000,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,446,629
7,000,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	7,466,253
8,311,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	8,742,008
16,165,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	2.65%		03/02/2023	16,216,037
2,210,000	Multibank, Inc.	4.38%		11/09/2022	2,290,824
1,000,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	1,085,382
5,200,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	5,145,400
2,440,000	New Red Finance, Inc.	5.00%	^	10/15/2025	2,524,387
1,148,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	1,192,973
14,315,000	Nutrien Ltd.	4.20%		04/01/2029	15,778,906
7,465,000	NXP Funding LLC	3.88%	^	06/18/2026	7,921,254
14,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	14,361,155
4,000,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	4,126,390
3,000,000	Orbia Advance Corporation S.A.B. de C.V.	4.88%		09/19/2022	3,165,966
500,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	532,298
11,900,000	Pampa Energia S.A.	7.50%		01/24/2027	10,180,789
150,000	Pampa Energia S.A.	9.13%		04/15/2029	129,802
7,129,423	Panama Metro Line SP	0.00%		12/05/2022	6,864,365
5,072,968	Panama Metro Line SP	0.00%	^	12/05/2022	4,884,365
1,160,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	1,243,346
8,000,000	Pertamina Persero PT	4.30%		05/20/2023	8,451,818
11,000,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	12,427,250
7,850,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	9,221,984
7,800,000	Petronas Capital Ltd.	3.50%		03/18/2025	8,184,740
500,000	PSA International Ltd.	3.88%		02/11/2021	509,958
8,100,000	Radiant Access Ltd.	4.60%	†	05/18/2020	8,094,381
14,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	15,340,333
9,230,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.48%)	3.50%		05/15/2023	9,455,463
5,300,000	SACI Falabella	3.75%		04/30/2023	5,411,249
2,290,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	2,370,969
12,339,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	12,572,469
5,000,000	Sinopec Capital Ltd.	3.13%		04/24/2023	5,093,791
5,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	4,977,311
900,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	946,724
184,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	195,125
11,490,800	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	12,185,563
530,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	563,138
2,165,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	2,350,324
9,829,971	Stoneway Capital Corporation	10.00%		03/01/2027	6,249,124
3,000,000	SUAM Finance B.V.	4.88%		04/17/2024	3,233,775
22,810,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	2.74%		01/17/2023	22,929,845
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	3,019,856
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	366,769
550,000	Syngenta Finance N.V.	4.38%		03/28/2042	489,378
15,967,000	Syngenta Finance N.V.	5.68%		04/24/2048	16,629,981
500,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	520,761
2,335,000	Takeda Pharmaceutical Ltd.	4.40%		11/26/2023	2,507,226
1,200,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,301,774
2,650,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	2,839,733
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,121,248
1,230,000	Telesat LLC	4.88%	^	06/01/2027	1,254,600
1,220,000	Telesat LLC	6.50%	^	10/15/2027	1,274,107
16,500,000	Temasek Financial Ltd.	2.38%		01/23/2023	16,717,991
3,350,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,378,475
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,551,546
4,035,000	Transelec S.A.	4.63%		07/26/2023	4,278,815
500,000	Transelec S.A.	3.88%		01/12/2029	513,304
1,120,000	Trivium Packaging Finance BV	5.50%	^	08/15/2026	1,182,299
4,500,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	4,518,484
13,900,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	12,814,827
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,452,832
9,083,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	9,262,899
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,116,560
9,500,000	UPL Corporation	3.25%		10/13/2021	9,541,362
2,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	2,033,144
5,600,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	5,571,076
2,500,000	Vedanta Resources PLC	7.13%		05/31/2023	2,464,788
15,000,000	Vedanta Resources PLC	6.13%		08/09/2024	13,696,703
1,813,000	VTR Finance B.V.	6.88%	^	01/15/2024	1,857,573
13,129,000	VTR Finance B.V.	6.88%		01/15/2024	13,451,776
16,230,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.72%)	2.63%		05/15/2023	16,348,415
9,950,000	YPF S.A.	8.50%		07/28/2025	9,382,104
4,200,000	YPF S.A.	6.95%		07/21/2027	3,749,960
1,000,000	YPF S.A.	8.50%	^	06/27/2029	912,847
1,010,000	Ziggo B.V.	4.88%	^	01/15/2030	1,044,979

Total Foreign Corporate Bonds (Cost $1,480,678,749)					1,531,315,728

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
2,000,000	Chile Government International Bond	3.13%		03/27/2025	2,093,080
15,800,000	CNOOC Finance Ltd.	3.75%		05/02/2023	16,447,171
7,800,000	Costa Rica Government International Bond	10.00%		08/01/2020	8,095,522
2,000,000	Indonesia Government International Bond	4.88%		05/05/2021	2,081,250
5,400,000	Israel Government International Bond	2.88%		03/16/2026	5,652,153
8,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	8,292,118
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	518,884
7,121,000	Mexico Government International Bond	4.15%		03/28/2027	7,640,833
14,415,000	Mexico Government International Bond	3.75%		01/11/2028	15,002,411
8,000,000	Panama Government International Bond	4.00%		09/22/2024	8,584,000
1,825,000	Perusahaan Penerbit	3.40%		03/29/2022	1,868,198
8,614,000	Perusahaan Penerbit	3.75%		03/01/2023	8,971,266
5,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	5,373,300
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	3,223,980
14,000,000	Philippine Government International Bond	4.20%		01/21/2024	15,115,021

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $105,065,722)					108,959,187

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,672,758
4,430,000	State of California	7.55%		04/01/2039	7,114,403

Total Municipal Bonds (Cost $9,968,603)					10,787,161

Non-Agency Commercial Mortgage Backed Obligations - 6.3%
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.04%	^	06/15/2035	12,094,365
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.61%	#^	08/14/2034	2,700,941
4,259,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	03/15/2036	4,269,511
4,992,232	BANK, Series 2017-BNK8-XA	0.74%	#I/O	11/15/2050	243,991
1,821,000	BANK, Series 2018-BN10-B	4.08%	#	02/15/2061	1,931,863
405,000	BANK, Series 2018-BN13-B	4.55%	#	08/15/2061	447,022
2,511,000	BANK, Series 2019-BN17-C	4.52%	#	04/15/2052	2,710,464
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.94%	^	08/15/2036	1,502,837
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.44%	^	08/15/2036	1,722,334
3,464,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	08/15/2036	3,475,289
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.24%	^	08/15/2036	3,463,526
14,174,000	Barclays Commercial Mortgage Trust, Series 2019-C3-AS	3.90%		05/15/2052	15,141,894
13,951,000	Barclays Commercial Mortgage Trust, Series 2019-C3-B	4.10%		05/15/2052	14,887,789
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	3,249,898
8,011,000	BENCHMARK Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	8,103,070
14,713,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	3.98%	^	10/15/2034	14,710,990
11,000,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2035	11,008,182
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.06%	^	03/15/2037	3,289,831
8,207,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	3.69%	^	03/15/2037	8,212,886
3,163,700	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	3,165,738
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	5,382,872
12,349,000	BX Trust, Series 2019-OC11-E	4.08%	^	12/09/2041	11,954,635
72,595,174	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.03%	#I/O	01/10/2048	3,782,310
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20%	#	06/15/2050	3,490,012
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2036	7,228,204
3,838,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	5.48%	^	11/15/2036	3,860,778
7,298,817	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.77%	#^I/O	09/10/2045	279,859
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	1,803,679
4,001,785	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.36%	#I/O	02/10/2048	214,449
7,840,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	8,022,810
72,068,744	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.85%	#I/O	11/10/2048	2,399,060
6,030,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	5,229,572
45,133,888	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.69%	#I/O	04/15/2049	3,360,773
44,354,453	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.98%	#I/O	07/10/2049	4,161,388
82,257,717	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52%	#I/O	10/10/2049	5,949,051
9,490,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10%	#	10/12/2050	9,962,839
321,000	Citigroup Commercial Mortgage Trust, Series 2018-B2-B	4.28%	#	03/10/2051	341,821
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.72%	#	06/10/2051	2,092,485
21,853,433	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.86%	#I/O	10/15/2045	908,209
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.59%	#^Þ	10/15/2045	3,618,495
3,260,865	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.10%	#^I/O	12/10/2044	108,466
6,067,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.12%	#^	08/10/2050	6,121,166
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	3,670,362
56,836,003	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.95%	#I/O	10/10/2048	2,541,092
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.30%	#	07/10/2048	4,501,240
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	5,911,466
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	6,452,489
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.64%	#	02/10/2049	3,935,257
57,691,247	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.01%	#I/O	02/10/2049	2,794,177
9,383,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	9,352,533
2,808,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-F	3.46%	#^	08/10/2029	2,778,908
12,424,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.44%	^	09/15/2033	12,394,750
8,464,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	12/15/2031	8,473,200
2,064,000	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	12/15/2031	2,074,508
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	5,905,913
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92%	#^	01/15/2049	3,462,929
44,759,702	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.90%	#I/O	01/15/2049	3,819,305
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.89%	#	11/15/2051	12,562,089
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.77%	#	08/15/2051	4,137,092
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	9,653,165
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	9,659,750
798,000	CSMC Trust, Series 2017-CALI-D	3.78%	#^	11/10/2032	819,305
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2032	4,937,201
4,944,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.04%	^	07/15/2032	4,958,758
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.09%	^	06/15/2033	4,510,272
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	06/15/2033	185,586
2,916,027	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.03%	#^I/O	07/10/2044	28,477
3,379,000	DBUBS Mortgage Trust, Series 2017-BRBK-F	3.53%	#^	10/10/2034	3,336,521
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,405,198
60,205,739	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.46%	#I/O	05/10/2049	4,170,578
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.10%	^	12/10/2036	8,235,967
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.10%	^	12/10/2036	8,096,084
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.10%	^	12/10/2036	7,972,907
1,169,411	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	6.75%	^	07/25/2023	1,209,879
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	3,998,772
2,781,190	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.33%	#^I/O	08/10/2044	42,642
4,653,880	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.93%	#^I/O	01/10/2045	130,238
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/10/2047	3,810,321
9,506,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	8,328,545
559,000	GS Mortgage Securities Trust, Series 2015-GC34-D	2.98%		10/10/2048	502,699
96,459,768	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.78%	#I/O	11/10/2048	3,851,301
61,108,970	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.65%	#I/O	05/10/2049	4,534,799
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,094,254
10,779,000	GS Mortgage Securities Trust, Series 2019-GC39-B	3.97%		05/10/2052	11,399,258
9,879,000	GSCG Trust, Series 2019-600C-D	3.76%	^	09/06/2034	9,899,133
791,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	786,229
12,694,869	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2036	12,710,700
368,492	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.30%	#I/O	05/15/2045	117
2,356,069	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.18%	#^I/O	07/15/2046	27,243
19,316,397	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.76%	#I/O	10/15/2045	742,897
4,758,239	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.48%	#I/O	06/15/2045	103,427
76,659,762	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.08%	#I/O	01/15/2049	2,892,273
3,343,581	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	3.84%	^	06/15/2032	3,353,902
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,759,647
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.79%	#	08/15/2049	2,103,334
592,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3-C	3.46%	#	08/15/2049	587,560
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94%	#	03/10/2052	1,094,262
44,628,927	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.83%	#I/O	02/15/2047	1,259,272
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,102,365
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	2,918,142
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	3,855,642
48,947,250	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.86%	#I/O	11/15/2047	1,688,191
39,134,918	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.97%	#I/O	01/15/2048	1,496,050
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	11,746,770
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,921,703
9,974,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.16%	#	05/15/2048	10,240,368
49,088,899	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.91%	#I/O	08/15/2048	1,834,310
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	4,383,166
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	6,786,397
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	6,484,668
62,209,344	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.67%	#I/O	06/15/2049	4,155,510
1,638,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-B	4.44%	#	03/10/2052	1,784,375
512,884	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.71%	#^I/O	11/15/2038	125
413,634	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.71%	#^I/O	11/15/2038	101
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.56%	#^	03/10/2049	5,313,006
13,184,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.31%	^	11/15/2036	13,180,295
28,655	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	28,729
1,948,674	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.44%	#^I/O	08/15/2045	56,958
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	3,143,266
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	4,127,189
36,117,499	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.31%	#I/O	02/15/2048	1,735,507
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	4,915,046
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	4,805,240
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	6,247,951
48,473,250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.43%	#I/O	09/15/2049	3,550,612
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	7,416,704
565,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-AS	3.99%	#	12/15/2049	602,099
9,010,948	Morgan Stanley Capital Trust, Series 2011-C1-XA	0.34%	#^I/O	09/15/2047	21,722
4,000,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^	07/13/2029	3,984,162
30,527,072	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.62%	#I/O	08/15/2049	2,262,264
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	3,027,660
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	4,541,268
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	3,440,432
3,073,000	Morgan Stanley Capital Trust, Series 2019-H6-AS	3.70%		06/15/2052	3,221,951
13,533,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	12,333,706
7,831,050	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	7,989,778
11,179,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	10/15/2037	11,219,134
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.97%	^	06/15/2035	2,099,622
53,348,428	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.98%	#I/O	10/10/2048	4,665,982
580	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.50%	#	08/15/2039	580
1,374,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.08%	#^	03/10/2046	1,318,934
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15%	#	12/15/2050	2,632,895
10,583,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.59%	#	12/15/2050	11,165,519
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.90%	#	06/15/2051	7,880,927
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.96%	#	08/15/2051	3,156,436
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	6,071,358
10,073,097	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.82%	#^I/O	08/10/2049	405,141
468,977	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.31%	#I/O	11/15/2048	5
9,344,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-AS	3.58%		06/15/2052	9,803,660
9,344,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%	#	06/15/2052	9,754,936
2,031,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,592,378
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.11%	#	05/15/2048	2,238,409
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	5,705,209
21,306,584	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.02%	#I/O	11/15/2048	1,035,302
46,153,684	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.13%	#I/O	05/15/2048	2,066,794
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/15/2057	4,210,106
6,848,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	7,310,117
76,850,916	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.99%	#I/O	12/15/2048	3,113,446
8,252,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1-AS	4.05%		09/15/2048	8,749,409
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	4,866,031
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,554,894
5,040,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-AS	3.95%	#	12/15/2059	5,367,885
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.42%	#	12/15/2059	2,779,842
79,936,195	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.63%	#I/O	11/15/2049	5,784,463
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,800,701
11,490,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	4.98%	#	08/15/2051	12,582,568
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	13,359,279
2,871,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.12%	#	01/15/2052	3,202,892
2,558,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-B	4.55%		03/15/2052	2,798,627
2,226,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-C	4.87%	#	03/15/2052	2,397,790
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-B	4.19%		05/15/2052	11,428,632
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	11,384,581
12,933,537	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.90%	#^I/O	11/15/2045	553,770
70,854,688	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.04%	#I/O	08/15/2047	2,721,295
49,649,783	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.81%	#I/O	09/15/2057	1,515,078

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $820,677,882)					807,203,192

Non-Agency Residential Collateralized Mortgage Obligations - 8.6%
9,200,243	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.99%	#	03/25/2037	7,970,908
41,152	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.00%	#^	11/25/2037	42,767
13,736,203	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	12,614,863
8,810,109	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	7,212,927
9,693,810	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		06/25/2047	7,872,287
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47%	^	01/19/2039	3,044,955
5,880,754	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65%	#^	09/25/2048	5,964,036
6,403,448	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75%	#^	09/25/2048	6,496,104
6,093,080	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85%	#^	09/25/2048	6,183,121
610,224	Banc of America Funding Corporation, Series 2005-G-A3	3.48%	#	10/20/2035	601,323
353,423	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	350,930
249,886	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	251,213
2,299,471	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	2,302,017
256,554	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	192,801
2,344,349	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.40%	#	07/25/2037	2,289,506
1,162,644	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	293,683
20,000,000	CIM Trust, Series 2016-2RR-B2	8.23%	#^Þ	02/25/2056	20,145,246
20,000,000	CIM Trust, Series 2016-3RR-B2	7.99%	#^Þ	02/27/2056	20,182,338
26,899,572	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	26,966,953
61,268	Citicorp Residential Mortgage Trust, Inc., Series 2005-1-1A4	5.50%		02/25/2035	63,051
1,189,010	Citicorp Residential Mortgage Trust, Inc., Series 2006-2-A5	5.35%		09/25/2036	1,216,574
248,348	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	136,917
1,782,221	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	4.44%	#^	11/25/2038	1,787,080
5,467,963	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.86%		01/25/2037	3,262,206
11,109,919	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00%	#^	02/25/2037	11,202,504
43,447,785	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	42,784,168
4,895,809	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	4,908,977
112,087	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	109,077
58,797	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	54,023
442,566	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	442,722
6,798,881	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	6,638,728
1,229,045	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,260,639
141,403	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	136,109
190,438	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	135,422
828,414	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	779,873
142,042	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.49%		10/25/2035	114,456
319,736	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	255,713
8,573,509	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	7,591,802
1,301,442	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	949,578
1,365,217	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		08/25/2037	666,183
395,333	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	39.65%	I/F	08/25/2037	904,718
84,816	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	21.66%	I/F	08/25/2037	144,548
408,412	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	378,020
1,886,660	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.29%		09/25/2037	1,042,474
1,853,323	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.71%	I/F I/O	09/25/2037	566,635
722,521	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	176,548
22,237	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	19,828
292,949	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	249,467
636,212	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	519,136
256,699	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	226,416
694,817	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	574,079
92,662	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	87,409
1,066,088	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	987,426
4,620,257	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00%	^	01/27/2038	3,737,618
9,418,387	Credit-Based Asset Servicing & Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	2.13%	^	05/25/2046	8,930,726
3,578,653	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,471,946
36,781	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		05/25/2021	32,970
65,113	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	22,861
26,642	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	25,916
7,052,968	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	7,076,898
2,010,248	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	2,014,173
6,736,920	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	6,627,827
20,011,306	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	20,222,638
41,677,203	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	42,044,859
17,164,119	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.20%	^	06/02/2047	17,366,047
28,766,950	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	28,864,941
623,853	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	585,179
124,494	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	11.28%	^I/F	04/15/2036	125,013
1,178,060	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	1,145,128
7,935,829	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	7,665,285
333,372	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	252,003
3,672,711	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	2,663,639
68,710	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	61,477
19,200,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	19,055,699
3,138,882	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	3,154,927
53,920	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%		05/25/2035	54,812
1,270,830	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,073,496
1,107,389	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	770,684
2,974,713	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	2,985,675
355,284	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	446,794
19,200,000	Headlands Residential LLC, Series 2019-RPL1-NOTE	3.97%	^§	06/25/2024	19,325,441
36,183,851	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.06%		02/25/2037	32,569,431
331,722	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	316,989
7,571,072	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	7,168,451
227,931	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	219,540
221,772	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	219,796
4,422,273	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	4,873,882
236,512	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	192,238
23,321,952	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	2.46%	^	04/25/2046	23,365,224
35,726,346	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	36,098,843
42,863,708	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	43,257,085
1,468,652	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	1,473,608
38,173,629	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	38,977,107
6,194,733	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	6,138,888
542,266	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	409,228
38,716	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	22.44%	I/F	01/25/2037	61,033
653,115	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	416,182
141,218	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	126,043
5,581,527	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		02/25/2036	5,442,304
102,415	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	101,343
6,617,805	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	5,188,120
42,824	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	25,894
1,751,034	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,639,168
15,270,093	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		08/25/2037	14,621,319
2,202,326	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	1,524,333
18,356,562	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	18,515,290
20,239	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		08/25/2025	20,355
822,186	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	858,167
2,541,084	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	2,141,268
883,583	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	871,480
198,172	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	98,373
572,560	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	220,845
998,055	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	439,559
50,314	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	2.77%		11/25/2034	50,470
27,500,060	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%		07/25/2037	25,094,443
8,829,131	PR Mortgage Loan Trust, Series 2014-1-APT	5.90%	#^	10/25/2049	8,580,480
3,582,470	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	3,578,525
7,095,726	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	7,121,067
10,927,393	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	10,967,503
15,919,987	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	15,922,037
8,589,246	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	6,208,891
29,816,467	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	29,694,607
276,928	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	267,610
325,332	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	312,040
3,550,015	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	3,511,606
3,498,383	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	3,378,938
689,031	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	658,222
55,984	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	55,198
1,148,044	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,064,079
4,022,225	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	3,822,894
173,132	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	175,986
174,008	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	141,269
269,871	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	206,418
53,537	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	44,573
1,630,296	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	729,192
136,508	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.23%	I/FÞ	01/25/2046	171,105
83,275	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	78,845
427,304	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	423,942
846,070	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	800,082
540,004	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	504,694
8,818,912	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%	#	11/25/2057	8,918,734
26,930,026	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	28,628,503
35,442,411	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.13%	#^	02/25/2054	32,396,870
6,510,747	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^	12/26/2059	6,421,264
8,285,451	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^	10/25/2044	8,189,196
7,558,527	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.99%	#	07/20/2037	7,126,132
19,305,443	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	19,549,553
4,416,897	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		09/25/2036	3,419,454
1,180,759	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.14%	^	03/25/2035	1,080,250
1,180,759	Structured Asset Securities Corporation, Series 2005-RF1-AIO	3.19%	#^I/O	03/25/2035	182,766
14,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	§	09/25/2022	14,053,477
28,104,633	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	28,721,440
3,968,964	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	4,077,810
1,508,591	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,550,630
1,025,468	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	1,044,545
15,361,703	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	15,615,208
5,013,451	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94%	#^	03/25/2049	5,101,931
1,309,464	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01%	#^	03/25/2049	1,333,325
1,478,948	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12%	#^	03/25/2049	1,505,349
25,896,434	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^§	03/25/2049	26,094,076
2,833,944	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	2,839,613
25,206,590	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	25,293,261
20,136,132	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	20,164,000
3,100,000	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	3,106,249
18,681,733	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	18,727,231
114,608	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	113,623
759,770	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	727,574
1,945,493	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,975,660
4,052,322	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.30%	ß	10/25/2036	2,201,841
2,576,760	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	2.38%		01/25/2047	2,577,310
7,808,562	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	7,175,761
1,590,423	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,548,409
106,816	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	28.73%	I/F	06/25/2037	207,589
9,748,489	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	6,836,223
805,605	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	801,773
28,930	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.85%	#	08/25/2035	28,956
591,642	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	591,505
57,196	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	57,197

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,087,011,216)					1,101,295,546

US Corporate Bonds - 12.6%
14,766,000	AbbVie, Inc.	4.70%		05/14/2045	16,549,340
1,720,000	Acrisure LLC	8.13%	^	02/15/2024	1,873,725
1,235,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	1,277,110
3,315,000	AECOM	5.13%		03/15/2027	3,573,064
12,868,000	Air Lease Corporation	3.75%		02/01/2022	13,250,463
1,495,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,342,383
1,435,000	Albertsons LLC	4.63%	^	01/15/2027	1,435,933
1,495,000	Albertsons LLC	5.88%	^	02/15/2028	1,591,203
12,430,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	13,242,048
1,235,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	1,324,908
1,435,000	Allied Universal Holding Company	6.63%	^	07/15/2026	1,544,884
1,460,000	Allied Universal Holding Company	9.75%	^	07/15/2027	1,563,065
2,985,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	3,063,326
14,655,000	Altria Group, Inc.	4.80%		02/14/2029	16,327,283
1,541,000	AMC Merger, Inc.	8.00%	^	05/15/2025	1,029,257
1,085,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,113,858
15,490,000	American Express Credit Corporation	2.50%		08/01/2022	15,672,371
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,608,224
14,172,000	American Tower Corporation	3.60%		01/15/2028	14,887,195
1,130,000	Amsted Industries, Inc.	5.63%	^	07/01/2027	1,201,018
6,100,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	7,225,257
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	9,350,468
989,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	872,199
8,170,000	Anthem, Inc.	2.38%		01/15/2025	8,183,242
2,930,000	Aramark Services, Inc.	5.00%	^	04/01/2025	3,061,821
1,325,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,301,812
7,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	7,498,157
690,000	Ascend Learning LLC	6.88%	^	08/01/2025	726,511
2,655,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,795,489
1,000,000	ASGN, Inc.	4.63%	^	05/15/2028	1,029,730
2,980,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	3,038,676
20,665,000	AT&T, Inc.	5.25%		03/01/2037	24,672,134
15,884,000	Athene Global Funding	3.00%	^	07/01/2022	16,159,443
3,085,000	Avantor, Inc.	9.00%	^	10/01/2025	3,454,012
15,208,000	AXA Equitable Holdings, Inc.	3.90%		04/20/2023	15,936,909
1,955,000	B&G Foods, Inc.	5.25%		04/01/2025	2,014,461
1,250,000	B&G Foods, Inc.	5.25%		09/15/2027	1,264,062
865,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	877,997
15,600,000	Bank of America Corporation (3 Month LIBOR USD + 1.21%)	3.97%		02/07/2030	17,150,386
25,525,000	BAT Capital Corporation	3.46%		09/06/2029	25,837,439
1,090,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	1,135,873
580,000	Bausch Health Companies, Inc.	5.75%	^	08/15/2027	630,373
1,285,000	Bausch Health Companies, Inc.	5.00%	^	01/30/2028	1,322,124
1,315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	1,366,942
2,355,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	2,594,857
2,350,000	Bausch Health Companies, Inc.	7.25%	^	05/30/2029	2,689,222
2,045,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	2,059,489
820,000	Beacon Roofing Supply, Inc.	4.50%	^	11/15/2026	845,625
23,535,000	Becton Dickinson and Company	2.89%		06/06/2022	23,923,310
2,170,000	Berry Global Escrow Corporation	5.63%	^	07/15/2027	2,332,804
15,215,000	Boston Properties LP	3.40%		06/21/2029	15,895,188
1,235,000	Boyd Gaming Corporation	4.75%	^	12/01/2027	1,285,141
3,465,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,778,288
14,005,000	Bristol-Myers Squibb Company	4.35%	^	11/15/2047	16,702,658
13,630,000	Brooklyn Union Gas Company	4.49%	^	03/04/2049	15,650,423
2,786,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	2,903,249
665,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	730,900
1,200,000	Calpine Corporation	5.75%		01/15/2025	1,234,500
1,185,000	Calpine Corporation	5.25%	^	06/01/2026	1,236,633
890,000	Calpine Corporation	4.50%	^	02/15/2028	899,007
555,000	Calpine Corporation	5.13%	^	03/15/2028	567,876
4,050,000	Capital One Financial Corporation (3 Month LIBOR USD + 0.72%)	2.66%		01/30/2023	4,056,488
1,210,000	Carvana Company	8.88%	^	10/01/2023	1,278,813
2,165,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	2,271,843
4,771,000	CCO Holdings LLC	5.75%	^	02/15/2026	5,042,327
1,255,000	CCO Holdings LLC	5.00%	^	02/01/2028	1,319,218
2,520,000	CCO Holdings LLC	4.75%	^	03/01/2030	2,575,138
860,000	CDK Global, Inc.	5.88%		06/15/2026	920,312
830,000	CDK Global, Inc.	5.25%	^	05/15/2029	891,212
1,830,000	Cedar Fair LP	5.25%	^	07/15/2029	1,975,210
1,165,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,011,121
1,580,000	Centene Corporation	4.25%	^	12/15/2027	1,628,348
1,345,000	Centene Corporation	4.63%	^	12/15/2029	1,419,916
1,165,000	Century Communities, Inc.	6.75%	^	06/01/2027	1,251,819
1,305,000	CenturyLink, Inc.	5.13%	^	12/15/2026	1,331,270
1,180,000	CFX Escrow Corporation	6.00%	^	02/15/2024	1,256,210
1,645,000	CFX Escrow Corporation	6.38%	^	02/15/2026	1,795,106
1,230,000	Charles River Laboratories International, Inc.	4.25%	^	05/01/2028	1,255,338
14,165,000	Charles Schwab Corporation	3.55%		02/01/2024	14,943,075
14,746,000	Charter Communications Operating LLC	4.91%		07/23/2025	16,243,592
4,395,000	Cheniere Energy Partners LP	5.25%		10/01/2025	4,590,929
390,000	Cheniere Energy Partners LP	5.63%		10/01/2026	413,156
825,000	Cheniere Energy Partners LP	4.50%	^	10/01/2029	849,296
7,380,000	Cigna Corporation	4.90%		12/15/2048	8,824,351
7,655,000	Cigna Corporation (3 Month LIBOR USD + 0.89%)	2.89%		07/15/2023	7,700,939
1,965,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	2,065,687
23,400,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	3.00%		05/17/2024	23,722,165
2,140,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	2,256,309
460,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	494,706
1,284,000	Clear Channel Worldwide Holdings, Inc.	9.25%	^	02/15/2024	1,424,707
1,265,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	1,283,975
815,000	CNO Financial Group, Inc.	5.25%		05/30/2029	912,064
3,220,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	2,979,619
14,895,000	Comcast Corporation	3.95%		10/15/2025	16,256,023
1,320,000	CommScope Finance LLC	5.50%	^	03/01/2024	1,378,852
625,000	CommScope Finance LLC	6.00%	^	03/01/2026	666,015
3,895,000	Constellation Brands, Inc.	3.15%		08/01/2029	3,941,975
1,380,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,208,073
7,722,000	Corning, Inc.	4.38%		11/15/2057	7,946,099
3,130,000	Cott Holdings, Inc.	5.50%	^	04/01/2025	3,277,376
2,060,000	CRC Issuer LLC	5.25%	^	10/15/2025	2,134,675
2,255,000	Credit Acceptance Corporation	6.63%	^	03/15/2026	2,443,569
1,940,000	Crown Americas LLC	4.50%		01/15/2023	2,044,256
2,820,000	Crown Americas LLC	4.75%		02/01/2026	2,986,655
14,045,000	Crown Castle International Corporation	3.65%		09/01/2027	14,858,981
815,000	Crown Castle International Corporation	3.80%		02/15/2028	868,437
1,988,000	CSC Holdings LLC	5.25%		06/01/2024	2,146,215
2,940,000	CSC Holdings LLC	5.75%	^	01/15/2030	3,142,125
2,700,000	CSI Compressco LP	7.50%	^	04/01/2025	2,660,620
15,465,000	CSX Corporation	3.80%		11/01/2046	16,191,889
7,385,000	CVS Health Corporation	5.05%		03/25/2048	8,739,141
2,200,000	Dana Financing Ltd.	5.75%	^	04/15/2025	2,305,413
410,000	Dana, Inc.	5.38%		11/15/2027	423,325
16,060,000	Delta Air Lines, Inc.	3.80%		04/19/2023	16,666,846
1,815,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	1,839,368
3,690,000	Diamondback Energy, Inc.	2.88%		12/01/2024	3,732,120
3,500,000	Digital Realty Trust	3.70%		08/15/2027	3,707,894
3,000,000	Digital Realty Trust	3.60%		07/01/2029	3,122,187
17,835,000	Discover Financial Services	4.10%		02/09/2027	19,213,313
1,355,000	DISH DBS Corporation	5.88%		11/15/2024	1,387,466
14,005,000	Dollar Tree, Inc.	4.00%		05/15/2025	14,980,370
12,745,000	DowDuPont, Inc.	5.42%		11/15/2048	15,755,435
4,400,000	DTE Energy Company	2.95%		03/01/2030	4,360,373
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,734,004
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	8,054,014
11,590,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	13,081,923
670,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	771,739
1,305,000	Eagle Holding Company (PIK 9.25%)	7.75%	^	05/15/2022	1,327,394
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,165,740
1,710,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	1,803,340
1,256,000	Embarq Corporation	8.00%		06/01/2036	1,330,449
7,425,000	Enable Midstream Partners LP	4.40%		03/15/2027	7,413,915
620,000	Encompass Health Corporation	4.50%		02/01/2028	643,622
215,000	Encompass Health Corporation	4.75%		02/01/2030	223,460
2,310,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	2,585,814
13,325,000	Energy Transfer Partners LP	4.75%		01/15/2026	14,426,373
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,308,759
405,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	252,253
1,125,000	EP Energy LLC	7.75%	^Ω	05/15/2026	807,578
3,981,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	4,123,659
825,000	ESH Hospitality, Inc.	4.63%	^	10/01/2027	836,839
7,682,000	Essex Portfolio LP	3.00%		01/15/2030	7,773,060
3,954,000	Exelon Corporation	3.40%		04/15/2026	4,130,472
7,820,000	Expedia Group, Inc.	3.80%		02/15/2028	7,975,731
755,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	455,150
7,447,000	FedEx Corporation	4.75%		11/15/2045	7,832,381
1,520,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	1,661,512
1,560,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	1,759,836
2,125,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	2,146,229
3,460,000	Ford Motor Company	7.45%		07/16/2031	4,107,619
2,220,000	Foresight Energy LLC	11.50%	^Ω	04/01/2023	88,800
2,535,000	Frontdoor, Inc.	6.75%	^	08/15/2026	2,770,368
605,000	Frontier Communications Corporation	8.50%		04/15/2020	362,519
945,000	Frontier Communications Corporation	7.13%		01/15/2023	463,050
765,000	Frontier Communications Corporation	8.50%	^	04/01/2026	775,978
1,335,000	Frontier Communications Corporation	8.00%	^	04/01/2027	1,397,545
1,068,000	FTS International, Inc.	6.25%		05/01/2022	697,203
2,055,000	Gates Global LLC	6.25%	^	01/15/2026	2,094,137
6,585,000	General Electric Company	5.88%		01/14/2038	7,978,631
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,487,079
4,265,000	General Motors Financial Company (3 Month LIBOR USD + 0.80%)	2.69%		08/07/2020	4,271,691
13,645,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	3.03%		01/05/2023	13,571,788
3,440,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,726,672
16,260,000	Georgia Power Company	2.20%		09/15/2024	16,265,117
2,250,000	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	2,353,387
1,875,000	Gogo Finance Company, Inc.	9.88%	^	05/01/2024	1,984,378
1,035,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	1,117,668
3,290,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	3,413,342
500,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	535,933
19,888,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	3.08%		05/15/2026	20,108,654
860,000	Gray Television, Inc.	5.13%	^	10/15/2024	894,043
1,510,000	Gray Television, Inc.	7.00%	^	05/15/2027	1,680,781
740,000	GrubHub Holdings, Inc.	5.50%	^	07/01/2027	694,231
1,315,000	GTT Communications, Inc.	7.88%	^	12/31/2024	995,731
1,820,000	Gulfport Energy Corporation	6.38%		05/15/2025	1,161,005
15,892,000	Hasbro, Inc.	3.50%		09/15/2027	15,769,647
850,000	HCA, Inc.	5.25%		04/15/2025	951,260
4,850,000	HCA, Inc.	5.38%		09/01/2026	5,413,934
270,000	HCA, Inc.	5.88%		02/01/2029	312,525
7,770,000	HCA, Inc.	4.13%		06/15/2029	8,249,126
4,265,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	4,449,280
1,975,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	2,002,156
985,000	Hexion, Inc.	7.88%	^	07/15/2027	1,026,838
1,797,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	1,712,267
440,000	Hillman Group, Inc.	6.38%	^	07/15/2022	410,437
975,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	1,005,808
4,890,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	4,995,942
7,260,000	Home Depot, Inc.	3.90%		06/15/2047	8,202,413
2,410,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	2,607,500
1,890,000	IAA Spinco, Inc.	5.50%	^	06/15/2027	2,011,622
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,565,832
1,275,000	Icahn Enterprises LP	5.25%	^	05/15/2027	1,307,041
480,000	iHeartCommunications, Inc.	6.38%		05/01/2026	521,700
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	254,576
1,000,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	1,048,150
875,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	824,709
2,470,000	Informatica LLC	7.13%	^	07/15/2023	2,513,200
1,435,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	1,537,742
14,055,000	Interpublic Group of Companies, Inc.	5.40%		10/01/2048	17,225,276
2,045,000	IQVIA, Inc.	5.00%	^	05/15/2027	2,168,063
2,314,000	IRB Holding Corporation	6.75%	^	02/15/2026	2,430,504
2,685,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	2,880,777
1,740,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	1,771,533
1,000,000	iStar, Inc.	4.75%		10/01/2024	1,038,335
275,000	JBS LLC	5.75%	^	06/15/2025	285,427
430,000	JBS USA Finance, Inc.	5.88%	^	07/15/2024	443,008
1,710,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	1,892,731
1,670,000	JBS USA Finance, Inc.	6.50%	^	04/15/2029	1,858,927
600,000	JBS USA LUX S.A.	5.50%	^	01/15/2030	645,570
2,795,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	2,885,600
8,015,000	John Deere Capital Corporation	3.45%		01/10/2024	8,445,426
2,465,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	2,568,740
11,824,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	15,652,387
760,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	7.00%	^	04/15/2025	784,936
1,475,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	1,582,550
15,245,000	Kroger Company	3.40%		04/15/2022	15,676,321
1,525,000	Level 3 Financing, Inc.	4.63%	^	09/15/2027	1,564,116
23,219,000	Liberty Mutual Group, Inc.	3.95%	^	10/15/2050	24,156,516
1,905,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	1,995,507
2,990,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	3,192,864
13,037,000	Lockheed Martin Corporation	4.70%		05/15/2046	16,619,870
2,835,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	2,899,964
13,619,000	Marathon Petroleum Corporation	5.13%		12/15/2026	15,424,316
1,925,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	2,099,451
14,460,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	15,269,606
2,250,000	Masonite International Corporation	5.75%	^	09/15/2026	2,397,032
2,535,000	Match Group, Inc.	5.00%	^	12/15/2027	2,649,956
1,520,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	1,426,097
7,020,000	McDonald’s Corporation	4.45%		03/01/2047	8,057,838
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	53,238
1,710,000	MGM Growth Properties LP	5.75%	^	02/01/2027	1,913,063
1,150,000	MGM Resorts International	5.75%		06/15/2025	1,290,864
6,255,000	Monongahela Power Company	5.40%	^	12/15/2043	8,080,585
14,609,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	15,527,438
1,152,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	878,800
1,735,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	1,682,933
1,250,000	MPLX LP	4.00%		03/15/2028	1,294,185
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,952,593
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	994,445
1,285,000	Nabors Industries, Inc.	5.75%		02/01/2025	1,160,246
2,795,000	Navient Corporation	6.50%		06/15/2022	3,036,069
2,060,000	NCL Corp Ltd.	3.63%	^	12/15/2024	2,093,475
860,000	Netflix, Inc.	5.88%		02/15/2025	960,693
765,000	Netflix, Inc.	5.38%	^	11/15/2029	816,125
550,000	Netflix, Inc.	4.88%	^	06/15/2030	559,611
1,025,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	1,082,041
8,467,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	8,993,445
3,207,000	NFP Corporation	6.88%	^	07/15/2025	3,223,003
840,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	814,693
945,000	NRG Energy, Inc.	5.25%	^	06/15/2029	1,023,530
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,747,967
880,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	953,700
1,610,000	Oasis Petroleum, Inc.	6.88%		03/15/2022	1,553,650
1,055,000	Oasis Petroleum, Inc.	6.25%	^	05/01/2026	878,314
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	151,337
16,120,000	Oncor Electric Delivery Company LLC	3.10%		09/15/2049	15,981,897
4,060,000	ONEOK, Inc.	3.40%		09/01/2029	4,127,890
8,405,000	Owens Corning	4.40%		01/30/2048	8,135,784
7,010,000	Packaging Corporation of America	3.40%		12/15/2027	7,337,054
1,445,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	1,559,695
745,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	792,941
2,520,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	2,615,546
2,305,000	Parsley Energy LLC	5.63%	^	10/15/2027	2,441,802
2,115,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	2,067,413
2,085,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	2,209,375
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	7,097,619
1,915,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	2,051,492
1,018,000	PetSmart, Inc.	5.88%	^	06/01/2025	1,039,633
3,070,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	3,325,117
1,670,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	1,559,352
2,390,000	Post Holdings, Inc.	5.50%	^	03/01/2025	2,508,508
430,000	Post Holdings, Inc.	5.50%	^	12/15/2029	459,305
1,263,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	1,326,939
7,705,000	Prudential Financial, Inc.	3.91%		12/07/2047	8,283,161
11,955,000	PSEG Power LLC	3.85%		06/01/2023	12,546,741
14,460,000	Public Storage	3.39%		05/01/2029	15,354,914
1,280,000	QEP Resources, Inc.	5.25%		05/01/2023	1,270,400
1,175,000	QEP Resources, Inc.	5.63%		03/01/2026	1,148,886
380,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	387,758
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,716,891
2,150,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	2,171,554
1,073,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	622,340
7,435,000	Royal Caribbean Cruises Ltd.	3.70%		03/15/2028	7,648,245
14,675,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	16,149,613
1,580,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	1,706,949
1,820,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	1,911,000
735,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	811,715
295,000	Scientific Games International, Inc.	7.00%	^	05/15/2028	316,196
700,000	Scientific Games International, Inc.	7.25%	^	11/15/2029	762,545
1,450,000	Scotts Miracle-Gro Company	4.50%	^	10/15/2029	1,485,851
1,475,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	1,547,791
2,895,000	Select Medical Corporation	6.25%	^	08/15/2026	3,139,208
2,525,000	ServiceMaster Company LLC	5.13%	^	11/15/2024	2,624,952
8,175,000	Simon Property Group LP	2.45%		09/13/2029	8,045,781
2,195,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,337,044
1,100,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	1,191,399
3,020,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	3,135,772
15,691,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	16,148,280
7,945,000	Southern California Edison Company	4.00%		04/01/2047	8,352,663
1,230,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	1,273,477
850,000	Springleaf Finance Corporation	6.88%		03/15/2025	968,992
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	324,261
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	440,954
825,000	Springleaf Finance Corporation	5.38%		11/15/2029	862,661
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	4,279,623
3,815,000	Sprint Corporation	7.13%		06/15/2024	4,123,386
7,520,000	Sprint Spectrum Company LLC	4.74%	^	03/20/2025	7,985,450
2,495,000	SS&C Technologies, Inc.	5.50%	^	09/30/2027	2,668,091
1,495,000	Staples, Inc.	7.50%	^	04/15/2026	1,553,864
500,000	Staples, Inc.	10.75%	^	04/15/2027	508,425
940,000	Star Merger Sub, Inc.	6.88%	^	08/15/2026	1,039,287
1,745,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	1,911,381
2,908,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,803,777
1,910,000	Sunoco LP	5.50%		02/15/2026	1,987,064
1,010,000	Sunoco LP	6.00%		04/15/2027	1,080,521
15,110,000	Synchrony Financial	3.95%		12/01/2027	15,876,625
1,095,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	1,120,018
925,000	Tapstone Energy Finance Corporation	0.00%	^Ω	06/01/2022	7,863
1,990,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	2,118,104
800,000	Targa Resources Partners Finance Corporation	6.50%	^	07/15/2027	877,480
825,000	Targa Resources Partners Finance Corporation	5.50%	^	03/01/2030	848,719
3,600,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	3,725,964
3,115,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,288,194
1,760,000	Tenet Healthcare Corporation	7.00%		08/01/2025	1,862,670
1,800,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	1,887,570
1,930,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	2,079,575
750,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	793,125
1,940,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	2,002,002
4,795,000	T-Mobile USA, Inc.	4.50%		02/01/2026	4,923,746
2,205,000	TransDigm, Inc.	6.25%	^	03/15/2026	2,391,287
1,365,000	TransDigm, Inc.	6.38%		06/15/2026	1,450,258
1,190,000	TransDigm, Inc.	5.50%	^	11/15/2027	1,205,565
872,200	Transocean Guardian Ltd.	5.88%	^	01/15/2024	893,996
2,120,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	2,252,124
1,498,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,547,307
1,155,000	Transocean, Inc.	7.25%	^	11/01/2025	1,134,776
1,320,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	1,191,848
495,000	Triumph Group, Inc.	6.25%	^	09/15/2024	521,401
1,957,000	Triumph Group, Inc.	7.75%		08/15/2025	2,046,269
2,240,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	2,347,178
1,265,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	1,321,700
700,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	719,926
2,535,000	United Rentals North America, Inc.	6.50%		12/15/2026	2,790,813
300,000	United Rentals North America, Inc.	5.25%		01/15/2030	323,445
510,000	Univision Communications, Inc.	5.13%	^	05/15/2023	510,000
3,415,000	USA Compression Partners LP	6.88%		09/01/2027	3,563,382
14,757,000	Verizon Communications, Inc.	4.40%		11/01/2034	17,099,085
6,735,000	Verizon Communications, Inc.	4.27%		01/15/2036	7,616,306
2,365,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	2,592,690
3,415,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,656,099
1,235,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	609,164
1,215,000	Viper Energy Partners LP	5.38%	^	11/01/2027	1,265,848
965,000	Vistra Operations Co LLC	5.63%	^	02/15/2027	1,018,654
1,405,000	Vizient, Inc.	6.25%	^	05/15/2027	1,507,351
18,495,000	Volkswagen Group of America Finance LLC	4.25%	^	11/13/2023	19,707,516
1,990,000	Wand Merger Corporation	8.13%	^	07/15/2023	2,110,604
14,740,000	Waste Management, Inc.	4.00%		07/15/2039	16,504,873
1,805,000	Waste Pro, Inc.	5.50%	^	02/15/2026	1,885,905
68,000	Weatherford International Ltd.	11.00%	^	12/01/2024	73,695
2,415,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	2,517,613
2,285,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	2,437,752
7,850,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	2.88%		10/30/2030	7,902,664
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,163,573
15,115,000	Welltower, Inc.	3.95%		09/01/2023	15,952,100
1,090,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	1,089,989
725,000	WeWork Companies, Inc.	7.88%	^	05/01/2025	599,930
2,430,000	Whiting Petroleum Corporation	6.63%		01/15/2026	1,662,132
1,600,000	William Carter Company	5.63%	^	03/15/2027	1,723,716
13,740,000	Willis North America, Inc.	4.50%		09/15/2028	15,144,221
760,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	797,495
1,430,000	WPX Energy, Inc.	5.25%		10/15/2027	1,511,296
15,140,000	WRKCo, Inc.	3.75%		03/15/2025	15,989,759
1,245,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	1,306,441

Total US Corporate Bonds (Cost $1,532,289,967)					1,619,431,904

US Government and Agency Mortgage Backed Obligations - 18.0%
572,480	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	631,931
308,941	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	340,815
13,434,653	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	13,837,869
9,955,923	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	10,209,156
9,244,068	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	9,469,965
39,671,734	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	40,641,577
2,171,206	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	2,224,352
53,424,626	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	55,576,472
1,892,830	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	2,093,102
8,377,462	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	8,842,840
41,739,096	Federal Home Loan Mortgage Corporation, Pool Q51461	3.50%		10/01/2047	43,358,407
49,191,416	Federal Home Loan Mortgage Corporation, Pool RB5022	3.00%		11/01/2039	50,302,362
9,597,974	Federal Home Loan Mortgage Corporation, Pool RC1060	2.50%		09/01/2034	9,735,844
17,922,140	Federal Home Loan Mortgage Corporation, Pool SB0048	3.00%		08/01/2034	18,456,088
52,249,993	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	53,425,810
2,824,196	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	2,910,324
534,148	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	568,454
14,416,137	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	15,144,356
33,711,237	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	34,514,969
59,798	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	9.81%	I/F	07/15/2033	72,759
1,707,012	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	7.96%	I/F	12/15/2033	2,037,143
80,897	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	88,315
172,490	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/F I/O	07/15/2035	30,475
77,877	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.99%	I/F I/O	10/15/2035	12,062
271,813	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	300,147
26,477	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	27,643
324,937	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	358,180
97,481	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.34%	I/F I/O	02/15/2037	13,233
269,549	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/F I/O	11/15/2037	28,438
302,356	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.65%	I/F I/O	11/15/2037	36,397
397,068	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.44%	I/F I/O	02/15/2038	40,988
39,471	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/F I/O	03/15/2038	4,459
39,471	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/F I/O	03/15/2038	3,803
121,964	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.57%		06/15/2038	125,681
17,398,565	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	17,650,311
115,514	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.21%	I/F I/O	08/15/2039	11,263
177,963	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/F I/O	10/15/2049	24,805
55,470,724	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	56,192,603
225,709	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.61%	I/F I/O	03/15/2032	34,311
919,179	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,022,903
318,954	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	4.03%	I/F I/O	05/15/2040	44,929
234,968	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	259,075
2,415,641	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,654,871
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,464,630
473,984	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.02%	I/F	01/15/2041	526,240
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	6.38%	I/F	01/15/2041	6,025,675
2,467,175	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,599,784
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	6.12%	I/F	12/15/2040	58,695
930,594	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,037,153
986,657	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,019,074
1,824,731	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	1,993,141
1,026,496	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,131,886
3,187,502	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,356,110
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	7.98%	I/F	02/15/2041	356,714
1,534,151	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,681,501
9,183,018	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	9,486,857
3,294,241	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	3,697,403
23,571,756	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%	>	09/15/2041	25,854,622
4,195,563	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,287,254
26,983,711	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	29,275,189
9,653,864	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%	>	08/15/2042	10,358,140
30,024,762	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	30,357,586
5,062,080	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.16%	I/F I/O	01/15/2054	966,752
19,468,967	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%	>	05/15/2044	19,462,538
10,135,356	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	10,289,595
8,140,848	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	8,299,200
14,332,997	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%	>	11/15/2044	14,853,781
11,909,428	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%	>	12/15/2044	12,275,503
11,858,967	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	12,139,602
19,032,489	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	19,530,957
28,308,309	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	28,930,834
16,926,815	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	17,301,937
8,377,034	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	8,482,749
45,427,797	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	45,803,112
77,950,024	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	79,024,152
58,647,517	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	60,043,914
87,618,273	Federal Home Loan Mortgage Corporation, Series 4934-P	2.50%		11/15/2040	87,675,698
366,102	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	410,375
13,470,000	Federal National Mortgage Association	2.56%		01/01/2032	13,470,000
112,117	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	123,625
96,035	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	105,915
778,585	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	858,401
393,030	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	433,346
561,739	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	619,352
113,400	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	124,179
657,934	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	725,498
634,722	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	675,952
39,569	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	41,104
22,651	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	24,248
974,102	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,037,596
24,225,993	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	24,808,466
11,036,130	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	11,641,952
472,093	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	503,168
325,665	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	347,271
12,492	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	13,106
11,116,404	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	11,444,724
8,311,299	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	8,360,417
13,333,062	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	13,732,282
2,677,594	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	2,773,287
40,309,770	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	40,547,921
7,910,195	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	7,869,845
20,803,606	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	21,325,702
20,013,863	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	19,911,774
4,800,000	Federal National Mortgage Association, Pool BL3973	2.32%		10/01/2031	4,681,375
3,060,000	Federal National Mortgage Association, Pool BL4357	2.31%		10/01/2029	3,033,725
12,425,000	Federal National Mortgage Association, Pool BL4409	2.39%		10/01/2031	12,191,547
15,640,000	Federal National Mortgage Association, Pool BL4419	2.14%		10/01/2029	15,247,794
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%		10/01/2029	38,948,169
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%		10/01/2029	25,320,697
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	27,987,111
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	32,461,086
10,950,000	Federal National Mortgage Association, Pool BL4985	2.64%		11/01/2031	11,008,015
21,032,900	Federal National Mortgage Association, Pool BL5045	2.34%		12/01/2029	20,865,749
49,345,000	Federal National Mortgage Association, Pool BL5156	2.37%		12/01/2029	49,010,717
6,524,732	Federal National Mortgage Association, Pool BM4094	3.00%		03/01/2043	6,720,209
30,581,985	Federal National Mortgage Association, Pool BM6089	3.50%		12/01/2044	32,140,985
15,212,767	Federal National Mortgage Association, Pool BN7712	2.50%		08/01/2034	15,408,057
66,438,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	65,521,156
26,214,146	Federal National Mortgage Association, Pool CA3903	3.00%		07/01/2034	26,994,511
14,687,964	Federal National Mortgage Association, Pool CA4508	2.50%		11/01/2034	14,889,834
32,736,836	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	33,435,550
11,804,269	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	12,152,664
22,911,809	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	23,046,925
8,814,759	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	8,866,665
32,793,656	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	33,575,191
15,564,828	Federal National Mortgage Association, Pool MA3681	3.00%		06/01/2034	15,950,912
43,526,130	Federal National Mortgage Association, Pool MA3867	2.50%		12/01/2039	43,748,014
231,297	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	251,678
1,875,921	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	2,063,883
329,090	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.79%	I/F I/O	10/25/2036	61,792
140,714	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/F I/O	07/25/2036	22,015
99,646	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	05/25/2037	10,777
1,328,387	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	21.53%	I/F	04/25/2037	1,974,820
516,520	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.65%	I/F I/O	04/25/2037	97,331
91,560	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	98,638
42,640	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	07/25/2038	5,381
491,643	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	537,818
14,020	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	01/25/2040	1,758
60,216	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	64,482
58,572	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.16%	I/F I/O	07/25/2039	6,121
180,736	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/F I/O	08/25/2039	17,204
984,396	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,058,658
246,578	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	256,778
101,631	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	108,245
394,942	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	405,698
231,133	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.71%	I/F I/O	10/25/2040	21,072
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.93%	I/F	12/25/2040	39,447
42,869	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	04/25/2040	2,567
72,075	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	3.14%	I/F I/O	04/25/2040	7,625
162,862	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.56%	I/F I/O	04/25/2050	21,712
29,936	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	04/25/2040	2,496
1,806,903	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	1,932,861
56,746	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	03/25/2039	1,564
210,960	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	01/25/2040	27,865
692,682	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	753,218
187,781	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	207,544
348,511	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	381,170
103,314	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	08/25/2040	11,280
57,791	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	16.54%	I/F	09/25/2040	93,237
4,990,450	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	5,357,821
12,242,560	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	12,811,990
1,031,114	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,049,020
898,124	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	924,370
951,455	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,020,941
26,191,892	Federal National Mortgage Association, Series 2013-45-LZ	3.00%	>	05/25/2043	26,313,385
33,632,050	Federal National Mortgage Association, Series 2013-6-ZB	3.00%	>	02/25/2043	33,863,213
7,308,016	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	7,419,590
26,947,836	Federal National Mortgage Association, Series 2014-70-VZ	3.00%	>	11/25/2044	27,081,255
9,020,438	Federal National Mortgage Association, Series 2014-73-CZ	3.00%	>	11/25/2044	9,040,589
18,649,385	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	19,084,143
5,135,329	Federal National Mortgage Association, Series 2017-46-ZL	3.50%	>	06/25/2057	5,299,762
3,038,940	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	3,113,676
52,704,678	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	6,987,444
82,921,987	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	70,016,780
51,819,771	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	52,211,549
148,555,954	Federal National Mortgage Association, Series 2018-35-PO	0.00%	P/O	05/25/2048	124,761,197
49,619,920	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	50,847,830
30,765,192	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	31,432,120
12,828,137	Federal National Mortgage Association, Series 2019-67-GA	3.00%		02/25/2045	12,931,182
263,659	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/F I/O	11/25/2039	38,636
167,734	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	178,971
200,850	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.34%	I/F I/O	08/20/2033	31,410
103,732	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.29%	I/F I/O	09/20/2038	13,835
1,517,504	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,640,999
1,742,262	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	1,889,447
1,791,922	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,922,490
2,147,642	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	2,365,474
5,583,570	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.29%	I/F I/O	09/20/2040	1,031,821
137,950	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	150,988
3,807,767	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	4,054,070
9,533,432	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	10,215,372
10,064,300	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.39%	I/F I/O	02/20/2043	1,250,717
5,116,642	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.36%	I/F I/O	08/16/2043	912,012
23,105,389	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/F I/O	11/16/2043	4,259,331
7,926,987	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.84%	I/F I/O	07/20/2044	1,272,918
6,234,684	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.44%	I/F I/O	08/20/2044	1,043,866
5,455,349	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.44%	I/F I/O	08/20/2044	913,383

Total US Government and Agency Mortgage Backed Obligations (Cost $2,263,989,304)					2,313,443,961

US Government and Agency Obligations - 18.9%
45,353,510	United States Treasury Inflation Indexed Bonds	0.88%		01/15/2029	48,176,636
120,565,408	United States Treasury Inflation Indexed Bonds	0.13%		10/15/2024	121,281,746
70,800,000	United States Treasury Notes	2.75%		08/15/2021	72,093,371
164,200,000	United States Treasury Notes	2.88%		10/15/2021	167,879,205
191,950,000	United States Treasury Notes	1.75%		11/30/2021	192,527,608
63,200,000	United States Treasury Notes	2.50%		01/15/2022	64,336,989
106,850,000	United States Treasury Notes	2.63%		02/28/2023	110,112,626
114,500,000	United States Treasury Notes	2.50%		03/31/2023	117,626,883
112,200,000	United States Treasury Notes	2.75%		04/30/2023	116,211,030
69,400,000	United States Treasury Notes	1.63%		05/31/2023	69,369,576
118,200,000	United States Treasury Notes	2.13%		09/30/2024	120,476,406
135,150,000	United States Treasury Notes	2.25%		10/31/2024	138,585,250
61,700,000	United States Treasury Notes	2.75%		02/28/2025	64,840,304
104,050,000	United States Treasury Notes	3.00%		09/30/2025	111,053,185
22,450,000	United States Treasury Notes	2.63%		01/31/2026	23,527,884
137,100,000	United States Treasury Notes	2.38%		05/15/2027	142,069,373
138,000,000	United States Treasury Notes	2.25%		08/15/2027	141,793,419
118,100,000	United States Treasury Notes	2.25%		11/15/2027	121,329,212
13,550,000	United States Treasury Notes	2.75%		11/15/2042	14,448,404
75,150,000	United States Treasury Notes	3.13%		02/15/2043	85,159,359
60,150,000	United States Treasury Notes	3.63%		08/15/2043	73,701,274
59,100,000	United States Treasury Notes	3.75%		11/15/2043	73,844,880
167,800,000	United States Treasury Notes	2.75%		11/15/2047	179,790,627
52,200,000	United States Treasury Notes	2.38%		05/15/2029	54,223,829

Total US Government and Agency Obligations (Cost $2,350,759,838)					2,424,459,076

Affiliated Mutual Funds - 11.5%
91,647,117	DoubleLine Global Bond Fund (Class I)				958,628,843
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				473,645,030
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				51,000,000

Total Affiliated Mutual Funds (Cost $1,450,400,000)					1,483,273,873

Exchange Traded Funds and Common Stocks - 0.0%
135,690	Frontera Energy Corporation				1,021,746
9,463	Weatherford International PLC*				264,491

Total Exchange Traded Funds and Common Stocks (Cost $12,623,486)					1,286,237

Warrants - 0.0%
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00*Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 3.5%
128,211,399	First American Government Obligations Fund - Class U	1.53%	t		128,211,399
128,211,399	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	t		128,211,399
128,211,399	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	t		128,211,399
7,650,000	United States Treasury Bills	0.00%		11/05/2020	7,551,737
58,400,000	United States Treasury Bills	0.00%		09/10/2020	57,780,668

Total Short Term Investments (Cost $449,863,728)					449,966,602

Total Investments - 100.0% (Cost $12,568,713,242)					12,849,903,923
Liabilities in Excess of Other Assets - (0.0)%					(3,536,133)

NET ASSETS - 100.0%					$12,846,367,790

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

Þ	Value determined using significant unobservable inputs.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

&	Unfunded or partially unfunded loan commitment. At December 31, 2019, the value of these securities amounted to $370,246 or 0.0% of net assets.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

P/O	Principal only security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

*	Non-income producing security

t	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.9%
US Government and Agency Mortgage Backed Obligations	18.0%
US Corporate Bonds	12.6%
Foreign Corporate Bonds	11.9%
Affiliated Mutual Funds	11.5%
Non-Agency Residential Collateralized Mortgage Obligations	8.6%
Non-Agency Commercial Mortgage Backed Obligations	6.3%
Short Term Investments	3.5%
Collateralized Loan Obligations	2.7%
Asset Backed Obligations	2.6%
Bank Loans	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Municipal Bonds	0.1%
Exchange Traded Funds and Common Stocks	0.0	% ~
Warrants	0.0	% ~
Other Assets and Liabilities	0.0	% ~

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.9%
US Government and Agency Mortgage Backed Obligations	17.4%
Affiliated Mutual Funds	11.5%
Non-Agency Residential Collateralized Mortgage Obligations	8.6%
Non-Agency Commercial Mortgage Backed Obligations	6.9%
Banking	5.3%
Short Term Investments	3.5%
Energy	3.0%
Collateralized Loan Obligations	2.7%
Asset Backed Obligations	2.6%
Utilities	2.3%
Telecommunications	1.8%
Healthcare	1.2%
Finance	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Media	1.0%
Real Estate	0.8%
Transportation	0.8%
Insurance	0.8%
Pharmaceuticals	0.7%
Consumer Products	0.6%
Mining	0.6%
Chemicals/Plastics	0.6%
Technology	0.5%
Automotive	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Food Products	0.5%
Aerospace & Defense	0.4%
Beverage and Tobacco	0.4%
Retailers (other than Food/Drug)	0.4%
Electronics/Electric	0.4%
Leisure	0.3%
Pulp & Paper	0.3%
Food Service	0.3%
Building and Development (including Steel/Metals)	0.3%
Construction	0.3%
Business Equipment and Services	0.2%
Environmental Control	0.2%
Commercial Services	0.2%
Containers and Glass Products	0.1%
Food/Drug Retailers	0.1%
Diversified Manufacturing	0.1%
Chemical Products	0.1%
Industrial Equipment	0.1%
Municipal Bonds	0.1%
Conglomerates	0.0%
Financial Intermediaries	0.0%
Cosmetics/Toiletries	0.0	% ~
Other Assets and Liabilities	0.0	% ~

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Global Bond Fund (Class I)	$779,217,300	$165,000,000	$-	91,647,117	$958,628,843	$14,411,543	$9,926,763	$49,489
DoubleLine Infrastructure Income Fund (Class I)	461,769,648	-	-	45,674,545	473,645,029	11,875,381	12,291,250	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	49,400,000	-	-	5,000,000	51,000,000	1,600,000	1,043,079	1,234,250

	$1,290,386,948	$165,000,000	$-	142,321,662	$1,483,273,872	$27,886,924	$23,261,092	$1,283,739

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.